Related Parties - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Aug. 29, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Investments in joint ventures | ¥			¥ 388,078	¥ 491,067
L-H Battery Company, Inc [member]
Disclosure of transactions between related parties [line items]
Investments in joint ventures					$ 1,730
Commitment under the agreement	$ 112	$ 891